PREPAID AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses and other assets
Prepaid expenses	$ 7,755	$ 6,935	$ 7,163	$ 7,679
Deposit	9,582		8,781	6,260
Other	3,753	3,741	3,044	2,735
Total prepaid expenses and other assets	21,090	18,889	18,988	16,674
Other assets non-current
Debt issuance costs	26,592	40,012	41,109	4,081
Prepaid expense And Deposits non-current	4,430	3,998	3,956	1,320
Other	5,893	6,002	5,878	4,985
Total other assets, non-current	$ 36,915	$ 50,012	$ 50,943	$ 10,386